Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	COLUMBIA CARE INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56294
Entity Tax Identification Number	98-1488978
Entity Address, Address Line One	680 Fifth Ave.
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	634-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 14, 2022, Columbia Care Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”). The Initial Form 8-K included a press release announcing financial results for the quarter ended September 30, 2022 (the “Earnings Release”) and provided an investor presentation to accompany the press release (the “Investor Presentation”), furnished as Exhibits 99.1 and 99.2, respectively, to the Initial Form 8-K. On the same day, the Company also hosted a conference call to discuss financial and operating results for the third quarter (the “Earnings Call”) and filed the Company’s Form 10-Q for the quarter ended September 30, 2022 (the “Form 10-Q”).The Company is furnishing this Amended Report on Form 8-K (this “Form 8-K/A”) to correct an isolated typographical error with respect to the Q3 2022 retail and wholesale revenue growth percentages (the “Figures”), which are 2.3% and 3.3%, respectively, that were included in the Earnings Release and were referenced in the Investor Presentation and on the Earnings Call. The Figures were correctly reported as 2.3% and 3.3% in the Form 10-Q. Although the Figures are not material, the Company is, through this Form 8-K/A, updating its Earnings Release and Investor Presentation in order to include the correct Figures (the “Revised Earnings Release” and the “Revised Investor Presentation”). This typographical correction only relates to the Earnings Release and the Investor Presentation for the third quarter of 2022, and no prior quarters are implicated or impacted. For purposes of clarity, there are no changes to total revenue, the total revenue growth rate or any figures contained in the Form 10-Q. This Form 8-K/A, including the exhibits attached hereto, amends, restates and supersedes in its entirety the Initial Form 8-K, including the exhibits attached thereto.
Entity Central Index Key	0001776738